Income Tax - Schedule of Rise to Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 USD ($)
Deferred tax assets
Net operating losses	$ 2,894,110
Share-based compensation and other accrued expenses	621,958
Start-up costs	778,644
Capitalized R&D expense	1,287,402
Lease liabilities	40,611
Total deferred tax asset	5,622,725
Deferred tax liabilities
Outside basis in joint venture	86,839,767
Right-of-use asset	38,709
Other	296
Total deferred tax liability	86,878,772
Net deferred tax liabilities	$ 81,256,047